Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Tables
Future minimum rental payments
Operating
Year Ending December 31,	Leases

2013	$44,819
2014	176,014
2015	165,427
2016	170,390
2017	175,502
2018	44,197
$776,349

Future minimum rental payments required as of December 31, 2012, under the non-cancelable lease are as follows:

Year Ending December 31,	Operating Lease

2013	$156,000
2014	161,000
2015	165,000
2016	170,000
2017	176,000
2018	44,000
$872,000